Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Voyage revenues	$ 148,878	$ 131,657	$ 137,746
Revenues from contracts with customers	11,602	0	0
EXPENSES:
Voyage expenses	(1,478)	(1,328)	(939)
Voyage expenses-related party	(1,860)	(1,632)	(1,718)
Vessel operating expenses	(34,412)	(29,773)	(29,640)
Dry-docking and special survey costs	(17,650)	(12,791)
General and administrative expenses	(1,331)	(2,099)	(2,347)
General and administrative expenses- related party	(701)	(688)	(758)
Management fees-related party	(6,389)	(6,203)	(6,023)
Depreciation	(31,946)	(31,806)	(31,710)
Operating income	64,713	45,337	64,611
OTHER INCOME/(EXPENSES):
Interest and finance costs	(39,210)	(27,911)	(21,420)
Interest income	2,593	829
Gain on derivative financial instrument	5,267	33,655	10,104
Gain/ (Loss) on Debt extinguishment	(154)	2,072
Other Income	2,881
Other, net	(218)	28	(35)
Total other income/ (expenses), net	(28,841)	8,673	(11,351)
Partnership's Net Income	35,872	54,010	53,260
Common unitholders' interest in Net Income	24,285	42,405	41,656
General Partner's interest in Net Income	$ 24	$ 42	$ 41
Earnings per unit, basic and diluted:
Common unit, basic	$ 0.66	$ 1.15	$ 1.14
Common unit, diluted	$ 0.66	$ 1.15	$ 1.14
Weighted average number of units outstanding, basic and diluted:
Common units, basic	36,802,247	36,802,247	36,504,120
Common units, diluted	36,802,247	36,802,247	36,504,120
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 4,813	$ 4,813	$ 4,813